Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment consist of the following:

	March 31,
	2015	2014
Cryogenic shippers	$1,034,554	$1,037,286
Furniture and fixtures	30,746	30,746
Machinery and equipment	350,520	386,731
Leasehold improvements	23,652	30,913
	1,439,472	1,485,676
Less accumulated depreciation and amortization	(1,131,546)	(1,076,784)
	$307,926	$408,892